Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule of Other Assets

	As of
	December 31, 2019	December 31, 2020
Prepayment and other current assets
Value-added tax receivable	48,451,205	52,411,862
Prepayments of advertisement fee (2)	1,456,410	23,342,714
Deposit to third-party payment service providers (1)	62,240,852	19,838,590
Deposit to third-party advertising platforms (4)	16,821,962	15,144,830
Loans and advance to employees (5)	8,723,553	11,309,123
Lease deposits-current portion	4,647,787	10,059,017
Prepayment for the use of contents (3)	34,361,525	224,975,224
Prepayments of business insurance	3,607,569	3,131,906
Cooperation service fee-current portion (Note 3c)	1,676,555	1,568,097
Prepayments of IT service fee	1,110,150	419,715
Prepayment of office lease	93,783	43,104
Receivable for share option exercises (7)	22,212,500	—
Contract assets (6)	18,867,925	—
Interest receivables	4,272,559	—
Others	6,184,051	2,864,321

	234,728,386	365,108,503

Non-current
Prepayment for intangible assets (Note 21)	—	136,133,193
Long-term cooperation service fee (Note 3c)	6,251,505	4,266,143
Long-term lease deposits	7,944,497	3,891,804
Prepayment for purchase of intangible asset	—	3,800,000
Long-term prepayments of advertisement fee (2)	6,615,789	—

Total	20,811,791	148,091,140

(1)
Deposit to third party payment service providers represent cash prepaid to the Group’s third party on-line
payment service providers, which will be used to settle the Group’s obligation for outstanding user loyalty payable or content procurement fee to professional third party media companies and freelancers. As of December 31, 2019 and 2020, no

 a
llowance for doubtful accounts was provided for the prepayment.

(2)
Prepayments of advertisement fee represent prepayments made to service providers for future services to promote the Company’s mobile applications through online and media advertising. Such service providers charge expenses based on activities during the month, and once confirmed by the Company, the expenses will be deducted from the prepayments already made by the Company. Prepayments of advertising fee is recorded when prepayments are made to service providers and are expensed as services are provided.

(3)
Prepayment for the use of contents represents the payment to the content providers for the use of the content on the Company’s mobile applications for a period from 6 to 12

months. In June 2019, the Company entered into an arrangement with a literature content provider based in China for the use of their content library on the Company’s mobile applications. Access to the literature content library includes rights to existing content as well as all content that is still to be released and will be continuously updated throughout the contract term. As the nature of the arrangement includes continuous content updates which the Company will receive over time, the related fees are recorded and expensed evenly over the contract period. In December 2020, the Company entered into an agreement with an external investor for use of their content library on the Company’s mobile applications for an amount of RMB220.6 million as part of the consideration for the issuance of Fun Series C Preferred Shares (Note 21). The nature of the arrangement and the related accounting treatment is similar to the aforementioned agreement in June 2019.

(4)
Deposit to third-party advertising platforms represents the deposit made to third-party advertising platforms that the Group provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display the advertisements. The deposit is used to secure the timely payment of the agent and platform service fee received by the Group to the third-party platforms.

(5)	Loans to employees mainly represents loans to the employees to meet their personal needs for a period within one year.
(6)
In June 2019, the Company entered into
one-year
non-monetary
contracts with a third party television content provider. In exchange for the content provider’s selected contents that the Company can use and place on the Company’s platform to attract the users, the Company will provide advertising and marketing services on its platform to the television content provider. The contracts were both executed at a fair value of RMB40.0 million, and the Company recorded a contract asset and a corresponding contract liability at the inception of the transaction. As the Company obtained full access to the contents upon inception, the contract asset is expensed evenly over the contract period, while the contract liability is recognized as revenue when the Company actually provides the advertising and marketing services. For the year ended December 31, 2019, the contract liability of RMB40 million was fully recognized as revenue as the Company has completed its advertising services in 2019. The contract asset of RMB21.1 million and RMB18.9 million of the contract asset was amortized and recorded in sales and marketing expenses for the years ended December 31, 2019 and 2020, respectively.

(7)
Receivables for share option exercises represent incoming proceeds to be received by the Company on behalf of employees, executives and directors for the sale of the shares as a result of the exercise of share options by these personnel. The gross proceeds will be remitted to the Company by a designated financial institution, which the Company is then obligated to transfer to the relevant personnel once the proceeds are received by the Company.